DECOMMISSIONING AND RESTORATION PROVISION - Decommissioning and restoration provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DECOMMISSIONING AND RESTORATION PROVISION
Opening balance	$ 21,239	$ 18,947
Change in amount and timing of cash flows	2,812	(133)
Change in discount rate	1,643	2,028
Accretion of decommissioning and restoration provision	262	446
Settlement of decommissioning and restoration provision		(49)
Ending balance	$ 25,956	$ 21,239